Basis of Presentation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2022
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Schedule of subsidiaries

Taxpayer ID				Ownership % at 12-31-2022			Ownership % at 12-31-2021
No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
77.282.311-8	Enel Transmisión Chile S.A. (i) (iv) (v)	Chile	Chilean peso	—	—	—	99.09%	—	99.09%
96.800.570-7	Enel Distribución Chile S.A. (i)	Chile	Chilean peso	99.09%	—	99.09%	99.09%	—	99.09%
96.783.910-8	Enel Colina S.A.	Chile	Chilean peso	—	100.00%	100.00%	—	100.00%	100.00%
91.081.000-6	Enel Generación Chile S.A.	Chile	Chilean peso	93.55%	—	93.55%	93.55%	—	93.55%
96.504.980-0	Empresa Eléctrica Pehuenche S.A.	Chile	Chilean peso	—	92.65%	92.65%	—	92.65%	92.65%
77.047.280-6	Sociedad Agrícola de Cameros Ltda.	Chile	Chilean peso	57.50%	—	57.50%	57.50%	—	57.50%
76.924.079-9	Enel X Chile Spa	Chile	Chilean peso	100.00%	—	100.00%	100.00%	—	100.00%
76.412.562-2	Enel Green Power Chile S.A. (ii)	Chile	U.S. dollar	99.99%	—	99.99%	99.99%	—	99.99%
96.971.330-6	Geotérmica del Norte S.A.	Chile	U.S. dollar	—	84.59%	84.59%	—	84.59%	84.59%
76.126.507-5	Parque Talinay Oriente S.A.	Chile	U.S. dollar	—	60.91%	60.91%	—	60.91%	60.91%
76.321.458-3	Almeyda Solar SpA (ii)	Chile	U.S. dollar	—	—	—	—	—	—
99.577.350-3	Empresa Nacional de Geotermia S.A. (iii)	Chile	U.S. dollar	—	—	—	—	—	—
76.722.488-5	Empresa de Transmisión Chena S.A. (iv)	Chile	Chilean peso	—	—	—	—	—	—

Schedule of investment in associates

Taxpayer ID				Ownership % at 12-31-2022			Ownership % at 12-31-2021
No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
76.418.940-K	GNL Chile S.A.	Chile	U.S. dollar	—	33.33%	33.33%	—	33.33%	33.33%
76.364.085-K	Energía Marina SpA	Chile	Chilean peso	—	25.00%	25.00%	—	25.00%	25.00%
77.569.067-4	Enel X Way Chile SpA (i)	Chile	Chilean peso	49.00%	—	49.00%	—	—	—
77.157.779-2	Enel X AMPCI Ebus Chile SpA (ii)	Chile	U.S. dollar	—	—	—	—	20.00%	20.00%
i.

On April 4, 2022, the division of Enel X Chile S.A. was finalized to create a new company by the name of Enel X Way Chile SpA. Then, on May 31, 2022, 1,020 shares of that company were sold for ThCh$11,358,338, equivalent to a 51% interest ownership (see Note 6.d).

ii.	On December 6, 2022, our subsidiary Enel X Chile S.A. completed the sale of its 20% interest in Enel X AMPCI Ebus Chile SpA. to AMPCI EBUS Developments LLC (see Notes see 6.d and 33).

Schedule of Associates and Joint Venture

				Ownership % at 12-31-2022			Ownership % at 12-31-2021
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
77.110.358-8	HIF H2 SpA. (i)	Chile	U.S. dollar	—	50.00%	50.00%	—	50.00%	50.00%
77.017.930-0	Transmisora Eléctrica de Quillota Ltda. (ii)	Chile	Chilean peso	—	—	—	—	—	—
77.230.801-9	Sociedad de Inversiones K Cuatro SpA (iii)	Chile	Chilean peso	—	—	—	—	—	—

i.	On April 1, 2021, Enel Green Power Chile S.A. acquired an interest of 50% in the new company HIF H2 SpA., for the performance of green hydrogen projects in the Magallanes region.
ii.	On December 30, 2021, the sale of the entire interest that Enel Generación Chile S.A. held in Transmisora Eléctrica de Quillota Ltda., to APG Energy & Infra Investments Chile Expansion SpA and CELEO Redes Chile Expansion SpA was completed.
iii.	On October 28, 2021, our subsidiary Enel X Chile purchased a 10% interest in Sociedad de Inversiones K Cuatro SpA., and this interest is conditioned upon the long-term financial asset, because the Group did not have significant influence over it. On February 28, 2022, Enel X Chile increased its interest in Sociedad de Inversiones K Cuatro SpA. to 50%, thus satisfying the conditions to be classified as a joint venture, see Note 13.3.b.

Schedule of general price index

General price index
From January to December 2020	36.13%
From January to December 2021	50.95%
From January to December 2022	94.79%